Portfolio of Investments
Columbia Variable Portfolio – Dividend Opportunity Fund, September 30, 2021 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 90.8%
Issuer	Shares	Value ($)
Communication Services 5.1%
Diversified Telecommunication Services 4.6%
AT&T, Inc.	637,500	17,218,875
Verizon Communications, Inc.	450,000	24,304,500
Total		41,523,375
Media 0.5%
ViacomCBS, Inc., Class B	115,000	4,543,650
Total Communication Services		46,067,025
Consumer Discretionary 6.0%
Hotels, Restaurants & Leisure 2.5%
Darden Restaurants, Inc.	32,500	4,922,775
McDonald’s Corp.	72,500	17,480,475
Total		22,403,250
Household Durables 1.2%
Newell Brands, Inc.	185,000	4,095,900
Whirlpool Corp.	32,500	6,625,450
Total		10,721,350
Specialty Retail 1.8%
Best Buy Co., Inc.	62,500	6,606,875
Home Depot, Inc. (The)	30,000	9,847,800
Total		16,454,675
Textiles, Apparel & Luxury Goods 0.5%
Tapestry, Inc.	115,000	4,257,300
Total Consumer Discretionary		53,836,575
Consumer Staples 12.3%
Beverages 4.4%
Coca-Cola Co. (The)	375,000	19,676,250
PepsiCo, Inc.	135,000	20,305,350
Total		39,981,600
Food & Staples Retailing 0.8%
Walgreens Boots Alliance, Inc.	145,000	6,822,250
Food Products 1.8%
Bunge Ltd.	60,000	4,879,200
JM Smucker Co. (The)	35,000	4,201,050
Kraft Heinz Co. (The)	190,000	6,995,800
Total		16,076,050
Common Stocks (continued)
Issuer	Shares	Value ($)
Household Products 2.4%
Kimberly-Clark Corp.	35,000	4,635,400
Procter & Gamble Co. (The)	120,000	16,776,000
Total		21,411,400
Tobacco 2.9%
Altria Group, Inc.	187,500	8,535,000
Philip Morris International, Inc.	182,500	17,299,175
Total		25,834,175
Total Consumer Staples		110,125,475
Energy 8.0%
Oil, Gas & Consumable Fuels 8.0%
Chevron Corp.	280,000	28,406,000
Diamondback Energy, Inc.	50,000	4,733,500
Exxon Mobil Corp.	490,000	28,821,800
Valero Energy Corp.	140,000	9,879,800
Total		71,841,100
Total Energy		71,841,100
Financials 18.1%
Banks 10.6%
Bank of America Corp.	350,000	14,857,500
JPMorgan Chase & Co.	240,000	39,285,600
PNC Financial Services Group, Inc. (The)	50,000	9,782,000
Truist Financial Corp.	160,000	9,384,000
U.S. Bancorp	190,000	11,293,600
Zions Bancorp	175,000	10,830,750
Total		95,433,450
Capital Markets 4.0%
Ares Capital Corp.	235,000	4,777,550
BlackRock, Inc.	16,500	13,837,890
Morgan Stanley	100,000	9,731,000
State Street Corp.	85,000	7,201,200
Total		35,547,640
Consumer Finance 0.5%
Discover Financial Services	40,000	4,914,000
Columbia Variable Portfolio – Dividend Opportunity Fund | Quarterly Report 2021	1

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Dividend Opportunity Fund, September 30, 2021 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Insurance 3.0%
Hartford Financial Services Group, Inc. (The)	140,000	9,835,000
MetLife, Inc.	160,000	9,876,800
Principal Financial Group, Inc.	107,500	6,923,000
Total		26,634,800
Total Financials		162,529,890
Health Care 13.2%
Biotechnology 2.4%
AbbVie, Inc.	200,000	21,574,000
Pharmaceuticals 10.8%
Bristol-Myers Squibb Co.	305,000	18,046,850
Eli Lilly & Co.	17,500	4,043,375
Johnson & Johnson	222,500	35,933,750
Merck & Co., Inc.	240,000	18,026,400
Pfizer, Inc.	485,000	20,859,850
Total		96,910,225
Total Health Care		118,484,225
Industrials 5.0%
Aerospace & Defense 1.6%
Raytheon Technologies Corp.	162,500	13,968,500
Air Freight & Logistics 2.0%
CH Robinson Worldwide, Inc.	52,500	4,567,500
United Parcel Service, Inc., Class B	75,000	13,657,500
Total		18,225,000
Electrical Equipment 0.9%
Eaton Corp. PLC	55,000	8,212,050
Machinery 0.5%
AGCO Corp.	35,000	4,288,550
Total Industrials		44,694,100
Information Technology 12.6%
Communications Equipment 2.6%
Cisco Systems, Inc.	425,000	23,132,750
Electronic Equipment, Instruments & Components 0.7%
Corning, Inc.	175,000	6,385,750
IT Services 2.1%
International Business Machines Corp.	132,500	18,408,225
Common Stocks (continued)
Issuer	Shares	Value ($)
Semiconductors & Semiconductor Equipment 5.5%
Broadcom, Inc.	42,500	20,609,525
Intel Corp.	250,000	13,320,000
Texas Instruments, Inc.	82,500	15,857,325
Total		49,786,850
Technology Hardware, Storage & Peripherals 1.7%
HP, Inc.	325,000	8,892,000
Seagate Technology Holdings PLC	80,000	6,601,600
Total		15,493,600
Total Information Technology		113,207,175
Materials 1.9%
Chemicals 1.9%
Dow, Inc.	160,000	9,209,600
Nutrien Ltd.	122,500	7,941,675
Total		17,151,275
Total Materials		17,151,275
Real Estate 6.1%
Equity Real Estate Investment Trusts (REITS) 6.1%
Crown Castle International Corp.	50,000	8,666,000
Invitation Homes, Inc.	147,000	5,634,510
Kimco Realty Corp.	215,000	4,461,250
Life Storage, Inc.	62,500	7,171,250
Medical Properties Trust, Inc.	350,000	7,024,500
Simon Property Group, Inc.	57,500	7,473,275
VICI Properties, Inc.	235,000	6,676,350
Welltower, Inc.	97,500	8,034,000
Total		55,141,135
Total Real Estate		55,141,135
Utilities 2.5%
Electric Utilities 2.5%
American Electric Power Co., Inc.	80,000	6,494,400
Duke Energy Corp.	90,000	8,783,100
Edison International	125,000	6,933,750
Total		22,211,250
Total Utilities		22,211,250
Total Common Stocks (Cost $697,461,347)		815,289,225

2	Columbia Variable Portfolio – Dividend Opportunity Fund | Quarterly Report 2021

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Dividend Opportunity Fund, September 30, 2021 (Unaudited)
Convertible Preferred Stocks 8.5%
Issuer		Shares	Value ($)
Communication Services 0.5%
Diversified Telecommunication Services 0.5%
2020 Cash Mandatory Exchangeable Trust(a)	5.250%	3,900	4,410,003
Total Communication Services			4,410,003
Consumer Discretionary 0.7%
Auto Components 0.7%
Aptiv PLC	5.500%	40,000	6,754,000
Total Consumer Discretionary			6,754,000
Financials 0.5%
Capital Markets 0.5%
KKR & Co., Inc.	6.000%	57,500	4,543,075
Total Financials			4,543,075
Health Care 1.3%
Health Care Equipment & Supplies 1.3%
Becton Dickinson and Co.	6.000%	87,500	4,715,375
Danaher Corp.	5.000%	4,200	6,795,813
Total			11,511,188
Total Health Care			11,511,188
Industrials 1.2%
Machinery 0.7%
Stanley Black & Decker, Inc.	5.250%	60,000	6,321,000
Professional Services 0.5%
Clarivate PLC	5.250%	50,000	4,329,500
Total Industrials			10,650,500
Convertible Preferred Stocks (continued)
Issuer		Shares	Value ($)
Utilities 4.3%
Electric Utilities 1.0%
NextEra Energy, Inc.	6.219%	175,000	8,946,000
Multi-Utilities 3.3%
Algonquin Power & Utilities Corp.	7.750%	140,000	6,796,483
DTE Energy Co.	6.250%	275,000	13,780,250
NiSource, Inc.	7.750%	90,000	9,353,700
Total			29,930,433
Total Utilities			38,876,433
Total Convertible Preferred Stocks (Cost $68,279,999)			76,745,199

Money Market Funds 0.7%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.065%(b),(c)	6,199,048	6,198,429
Total Money Market Funds (Cost $6,198,429)		6,198,429
Total Investments in Securities (Cost: $771,939,775)		898,232,853
Other Assets & Liabilities, Net		(190,594)
Net Assets		898,042,259

Notes to Portfolio of Investments
(a)	Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At September 30, 2021, the total value of these securities amounted to $4,410,003, which represents 0.49% of total net assets.
(b)	The rate shown is the seven-day current annualized yield at September 30, 2021.
(c)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended September 30, 2021 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 0.065%
	3,014,973	141,411,093	(138,227,637)	—	6,198,429	—	2,494	6,199,048
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Columbia Variable Portfolio – Dividend Opportunity Fund | Quarterly Report 2021	3

You may at any time request, free of charge, to receive a paper copy of this report by calling 800.345.6611.
3QT7005_12_L01_(11/21)